DISCONTINUED OPERATIONS	3 Months Ended
Dec. 31, 2018
Discontinued Operations and Disposal Groups [Abstract]
DISCONTINUED OPERATIONS

NOTE 8 – DISCONTINUED OPERATIONS

In March 2018, the Company approved the spin-off of VoiceInterop, Inc. into a separate company under a Form S-1 registration to be filed with the United States Securities and Exchange Commission. Therefore, the Company has presented the operations of this subsidiary as discontinued operations.

As of December 31, 2018 and September 30, 2018, assets and liabilities from discontinued operations are listed below:

	December 31,	September 30,
	2018	2018
	(unaudited)
Current assets:
Cash	$ 1,991	$ 285
Accounts receivable, net	36,403	-
Note and interest receivable – related party	25,336	-
Assets from discontinued operations	63,730	285

Current liabilities:
Accounts payable	$ 64,275	$ 10,086
Deferred revenue, current portion	19,820	28,720
Deferred rent, current portion	2,510	-
Installment loan, net of debt issuance cost, current portion	37,546	-
Due to unrelated parties	68,000	68,000
Current liabilities from discontinued operations	192,151	106,806

Long Term Liabilities
Deferred revenue, net of current	10,601	-
Deferred rent, long term portion	1,212	-
Installment loan, net of current	5,294	-
Long term liabilities from discontinued operations	17,107	-

The following table illustrates the reporting of the discontinued operations included in the Statements of Operations for the three months ended December 31, 2018 and 2017.

	For the three months ended December 31, 2018	For the three months ended December 31, 2017
Revenue	$ 45,551	$22,618
Cost of revenue	8,994	8,088
Gross profit	36,557	14,530

Operating expenses:
Selling expenses	4,706	7,686
Administrative expenses	26,596	13,591

Total operating expenses	31,302	21,277

Income (Loss) from operations	5,255	(6,747)

Other Income (Expense)
Other income	1,596	-
Interest and other expense	(1,405)	-
Total Other Income Expense	191	-

Income (Loss) Before Income Taxes	5,446	(6,747)
Provision for income taxes	-	-
Income (Loss) from discontinued operations	$ 5,446	$ (6,747)